UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Growth Stock Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Portfolio

VIP Growth Stock Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 946.70	$ 4.10
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class
Actual	$ 1,000.00	$ 946.20	$ 4.58
HypotheticalA	$ 1,000.00	$ 1,020.08	$ 4.76
Service Class 2
Actual	$ 1,000.00	$ 945.90	$ 5.31
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Investor Class
Actual	$ 1,000.00	$ 945.80	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.85%
Service Class	.95%
Service Class 2	1.10%
Investor Class	1.00%

Semiannual Report

VIP Growth Stock Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Nastech Pharmaceutical Co., Inc.	4.7	3.3
Apple Computer, Inc.	4.5	2.0
Johnson & Johnson	3.8	3.2
Best Buy Co., Inc.	3.7	1.0
Colgate-Palmolive Co.	3.6	0.9
Avon Products, Inc.	3.5	0.8
Staples, Inc.	2.9	2.6
General Electric Co.	2.9	3.5
Intermec, Inc.	2.6	0.0
Walgreen Co.	2.5	1.6
	34.7
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.0	35.7
Health Care	21.0	22.2
Consumer Staples	12.8	12.3
Consumer Discretionary	9.6	9.0
Industrials	8.4	5.2
Asset Allocation (% of fund's net assets)
As of June 30, 2006 *	As of December 31, 2005 **
Stocks 98.2%	Stocks 94.3%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 5.7%
* Foreign investments	12.1%	** Foreign investments	9.9%

Semiannual Report

VIP Growth Stock Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 1.1%
Ctrip.com International Ltd. sponsored ADR	5,000	$ 255,250
Jack in the Box, Inc. (a)	1,600	62,720
		317,970
Household Durables - 0.4%
Sony Corp. sponsored ADR	2,400	105,696
Internet & Catalog Retail - 0.2%
GSI Commerce, Inc. (a)	4,200	56,826
Media - 0.5%
McGraw-Hill Companies, Inc.	2,700	135,621
Multiline Retail - 0.5%
Target Corp.	2,900	141,723
Specialty Retail - 6.6%
Best Buy Co., Inc.	18,750	1,028,250
Staples, Inc.	33,900	824,448
		1,852,698
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	3,200	84,576
TOTAL CONSUMER DISCRETIONARY		2,695,110
CONSUMER STAPLES - 12.8%
Beverages - 1.4%
PepsiCo, Inc.	6,400	384,256
Food & Staples Retailing - 3.1%
CVS Corp.	5,600	171,920
Walgreen Co.	15,400	690,536
		862,456
Food Products - 1.2%
Archer-Daniels-Midland Co.	1,700	70,176
Bunge Ltd.	1,300	65,325
Cosan SA Industria E Comercio	1,100	70,086
Global Bio-Chem Technology Group Co. Ltd.	286,000	121,526
		327,113
Household Products - 3.6%
Colgate-Palmolive Co.	17,000	1,018,300
Personal Products - 3.5%
Avon Products, Inc.	32,200	998,200
TOTAL CONSUMER STAPLES		3,590,325
ENERGY - 3.7%
Energy Equipment & Services - 0.8%
National Oilwell Varco, Inc. (a)	1,103	69,842
Schlumberger Ltd. (NY Shares)	2,500	162,775
		232,617
Oil, Gas & Consumable Fuels - 2.9%
BP PLC sponsored ADR	1,100	76,571
D1 Oils PLC (a)	14,700	65,252

	Shares	Value (Note 1)
Pacific Ethanol, Inc. (a)	600	$ 13,872
Tesoro Corp.	2,100	156,156
Valero Energy Corp.	6,900	458,988
VeraSun Energy Corp.	1,300	34,112
		804,951
TOTAL ENERGY		1,037,568
FINANCIALS - 3.0%
Capital Markets - 0.4%
E*TRADE Securities Co. Ltd.	51	68,193
Harris & Harris Group, Inc. (a)	4,300	47,472
		115,665
Commercial Banks - 0.3%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	4,900	68,355
Consumer Finance - 0.8%
SLM Corp.	4,100	216,972
Insurance - 1.5%
American International Group, Inc.	5,700	336,585
Hartford Financial Services Group, Inc.	1,100	93,060
		429,645
TOTAL FINANCIALS		830,637
HEALTH CARE - 21.0%
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	8,700	131,196
Amgen, Inc. (a)	7,000	456,610
		587,806
Health Care Equipment & Supplies - 4.0%
Baxter International, Inc.	3,900	143,364
C.R. Bard, Inc.	2,200	161,172
Medtronic, Inc.	6,800	319,056
SonoSite, Inc. (a)	3,000	117,120
St. Jude Medical, Inc. (a)	11,200	363,104
		1,103,816
Health Care Providers & Services - 2.0%
Acibadem Saglik Hizmetleri AS	14,000	130,932
McKesson Corp.	1,700	80,376
UnitedHealth Group, Inc.	7,800	349,284
		560,592
Pharmaceuticals - 12.9%
Johnson & Johnson	17,700	1,060,584
Nastech Pharmaceutical Co., Inc. (a)	83,300	1,316,141
Novartis AG sponsored ADR	6,600	355,872
Schering-Plough Corp.	19,800	376,794
Wyeth	11,500	510,715
		3,620,106
TOTAL HEALTH CARE		5,872,320
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	10,500	$ 423,150
Construction & Engineering - 1.0%
Fluor Corp.	1,500	139,395
Jacobs Engineering Group, Inc. (a)	1,700	135,388
		274,783
Electrical Equipment - 2.2%
Energy Conversion Devices, Inc. (a)	3,100	112,933
Evergreen Solar, Inc. (a)	13,100	170,038
Q-Cells AG	1,600	134,592
SolarWorld AG	2,000	125,541
Vestas Wind Systems AS (a)	2,800	76,591
		619,695
Industrial Conglomerates - 2.9%
General Electric Co.	24,300	800,928
Machinery - 0.8%
Deere & Co.	2,600	217,074
TOTAL INDUSTRIALS		2,335,630
INFORMATION TECHNOLOGY - 36.0%
Communications Equipment - 9.7%
AudioCodes Ltd. (a)	44,700	487,230
Avaya, Inc. (a)	12,600	143,892
Cisco Systems, Inc. (a)	21,300	415,989
CommScope, Inc. (a)	5,500	172,810
Corning, Inc. (a)	6,900	166,911
Harris Corp.	13,200	547,932
Lucent Technologies, Inc. (a)	65,600	158,752
QUALCOMM, Inc.	3,800	152,266
Sonus Networks, Inc. (a)	87,400	432,630
Tellabs, Inc. (a)	3,400	45,254
		2,723,666
Computers & Peripherals - 9.8%
Apple Computer, Inc. (a)	21,900	1,250,928
EMC Corp. (a)	40,000	438,800
Hewlett-Packard Co.	3,500	110,880
Intermec, Inc. (a)	32,338	741,834
Rackable Systems, Inc.	5,000	197,450
		2,739,892
Electronic Equipment & Instruments - 3.5%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	15,000	92,654
Jabil Circuit, Inc.	21,900	560,640

	Shares	Value (Note 1)
Sunpower Corp. Class A	3,900	$ 109,278
Universal Display Corp. (a)	15,000	199,650
		962,222
Internet Software & Services - 6.3%
aQuantive, Inc. (a)	9,800	248,234
eBay, Inc. (a)	4,700	137,663
Google, Inc. Class A (sub. vtg.) (a)	1,200	503,196
Yahoo! Japan Corp.	384	203,368
Yahoo!, Inc. (a)	20,500	676,500
		1,768,961
IT Services - 0.4%
First Data Corp.	2,200	99,088
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Analogic Technologies, Inc.	13,600	142,528
Analog Devices, Inc.	3,900	125,346
Cree, Inc. (a)	1,200	28,512
Cypress Semiconductor Corp. (a)	19,100	277,714
Linear Technology Corp.	2,100	70,329
Mindspeed Technologies, Inc. (a)	27,300	65,793
Renewable Energy Corp. AS	17,450	249,530
Saifun Semiconductors Ltd.	4,830	138,380
		1,098,132
Software - 2.4%
Hyperion Solutions Corp. (a)	5,650	155,940
Microsoft Corp.	14,300	333,190
Ulticom, Inc. (a)	18,202	190,575
		679,705
TOTAL INFORMATION TECHNOLOGY		10,071,666
MATERIALS - 1.6%
Chemicals - 1.1%
Potash Corp. of Saskatchewan, Inc.	2,800	240,371
Tokuyama Corp.	5,000	74,284
		314,655
Metals & Mining - 0.5%
Oregon Steel Mills, Inc. (a)	2,500	126,650
TOTAL MATERIALS		441,305
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.9%
Cbeyond Communications, Inc.	10,985	239,583
Vonage Holdings Corp.	900	7,731
		247,314
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	11,100	345,432
TOTAL TELECOMMUNICATION SERVICES		592,746
TOTAL COMMON STOCKS (Cost $27,348,634)		27,467,307
Money Market Funds - 1.6%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.11% (b) (Cost $454,668)	454,668	$ 454,668
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $27,803,302)		27,921,975
NET OTHER ASSETS - 0.2%		53,876
NET ASSETS - 100%		$ 27,975,851
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,317
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.9%
Israel	2.2%
Japan	1.9%
Switzerland	1.3%
Others (individually less than 1%)	6.7%
100.0%
Income Tax Information
At December 31, 2005, the fund had a capital loss carryforward of approximately $252,545 all of which will expire on December 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Growth Stock Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $27,348,634)	$ 27,467,307
Affiliated Central Funds (cost $454,668)	454,668
Total Investments (cost $27,803,302)		$ 27,921,975
Foreign currency held at value (cost $2,560)		2,592
Receivable for investments sold		190,604
Receivable for fund shares sold		18,117
Dividends receivable		20,686
Interest receivable		1,768
Prepaid expenses		18
Receivable from investment adviser for expense reductions		3,787
Other receivables		388
Total assets		28,159,935

Liabilities
Payable for investments purchased	$ 141,382
Payable for fund shares redeemed	67
Accrued management fee	12,935
Distribution fees payable	695
Other affiliated payables	2,906
Other payables and accrued expenses	26,099
Total liabilities		184,084

Net Assets		$ 27,975,851
Net Assets consist of:
Paid in capital		$ 27,960,183
Undistributed net investment income		5,368
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(108,545)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		118,845
Net Assets		$ 27,975,851

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($18,888,224 ÷ 1,671,524 shares)	$ 11.30

Service Class: Net Asset Value, offering price and redemption price per share ($1,945,310 ÷ 172,770 shares)	$ 11.26

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,648,332 ÷ 236,536 shares)	$ 11.20

Investor Class: Net Asset Value, offering price and redemption price per share ($4,493,985 ÷ 398,187 shares)	$ 11.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)

Investment Income
Dividends		$ 123,286
Interest		77
Income from affiliated Central Funds		16,317
Total income		139,680

Expenses
Management fee	$ 84,343
Transfer agent fees	14,073
Distribution fees	4,461
Accounting fees and expenses	6,149
Independent trustees' compensation	58
Custodian fees and expenses	4,835
Audit	22,852
Legal	222
Miscellaneous	2,420
Total expenses before reductions	139,413
Expense reductions	(6,752)	132,661
Net investment income (loss)		7,019
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	166,650
Foreign currency transactions	(2,368)
Total net realized gain (loss)		164,282
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,766,386)
Assets and liabilities in foreign currencies	172
Total change in net unrealized appreciation (depreciation)		(1,766,214)
Net gain (loss)		(1,601,932)
Net increase (decrease) in net assets resulting from operations		$ (1,594,913)

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,019	$ 8,759
Net realized gain (loss)	164,282	(234,347)
Change in net unrealized appreciation (depreciation)	(1,766,214)	1,334,662
Net increase (decrease) in net assets resulting from operations	(1,594,913)	1,109,074
Distributions to shareholders from net investment income	(7,983)	(2,878)
Distributions to shareholders from net realized gain	-	(20,148)
Total distributions	(7,983)	(23,026)
Share transactions - net increase (decrease)	(165,187)	22,262,603
Total increase (decrease) in net assets	(1,768,083)	23,348,651

Net Assets
Beginning of period	29,743,934	6,395,283
End of period (including undistributed net investment income of $5,368 and undistributed net investment income of $6,332, respectively)	$ 27,975,851	$ 29,743,934

See accompanying notes which are an integral part of the financial statements.

VIP Growth Stock Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.14	$ 11.79	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.01	.04 F	(.01)	- I
Net realized and unrealized gain (loss)	(.65)	.83	.23	2.81	(.32)
Total from investment operations	(.64)	.84	.27	2.80	(.32)
Distributions from net investment income	- I	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	(.04)	(.90)	(.68)	-
Total distributions	- I	(.04) J	(.92)	(.69)	-
Net asset value, end of period	$ 11.30	$ 11.94	$ 11.14	$ 11.79	$ 9.68
Total Return B, C, D	(5.33)%	7.57%	2.31%	29.05%	(3.20)%
Ratios to Average Net Assets H
Expenses before reductions	.89% A	1.01%	1.94%	2.68%	9.76% A
Expenses net of fee waivers, if any	.85% A	.85%	1.00%	1.14%	1.25% A
Expenses net of all reductions	.84% A	.81%	.95%	1.09%	1.22% A
Net investment income (loss)	.09% A	.12%	.35%	(.07)%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,888	$ 22,750	$ 1,938	$ 1,885	$ 1,452
Portfolio turnover rate	92% A	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G For the period December 11, 2002 (commencement of operations) to December 31, 2002. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.12	$ 11.77	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	- I	.03 F	(.02)	- I
Net realized and unrealized gain (loss)	(.64)	.82	.24	2.80	(.32)
Total from investment operations	(.64)	.82	.27	2.78	(.32)
Distributions from net investment income	-	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	(.04)	(.90)	(.68)	-
Total distributions	-	(.04) J	(.92)	(.69)	-
Net asset value, end of period	$ 11.26	$ 11.90	$ 11.12	$ 11.77	$ 9.68
Total Return B, C, D	(5.38)%	7.41%	2.32%	28.85%	(3.20)%
Ratios to Average Net Assets H
Expenses before reductions	.98% A	1.36%	1.97%	2.74%	9.86% A
Expenses net of fee waivers, if any	.95% A	.97%	1.10%	1.24%	1.35% A
Expenses net of all reductions	.94% A	.92%	1.05%	1.19%	1.32% A
Net investment income (loss)	(.01)% A	-%	.25%	(.17)%	.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,945	$ 2,056	$ 1,914	$ 1,871	$ 1,452
Portfolio turnover rate	92% A	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G For the period December 11, 2002 (commencement of operations) to December 31, 2002. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Years ended December 31,
	(Unaudited)	2005	2004	2003	2002 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.08	$ 11.75	$ 9.68	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	(.02)	.01 F	(.04)	- I
Net realized and unrealized gain (loss)	(.63)	.82	.24	2.80	(.32)
Total from investment operations	(.64)	.80	.25	2.76	(.32)
Distributions from net investment income	-	(.01)	(.02)	(.01)	-
Distributions from net realized gain	-	(.04)	(.90)	(.68)	-
Total distributions	-	(.04) J	(.92)	(.69)	-
Net asset value, end of period	$ 11.20	$ 11.84	$ 11.08	$ 11.75	$ 9.68
Total Return B, C, D	(5.41)%	7.25%	2.14%	28.64%	(3.20)%
Ratios to Average Net Assets H
Expenses before reductions	1.13% A	1.51%	2.12%	2.89%	10.01% A
Expenses net of fee waivers, if any	1.10% A	1.12%	1.25%	1.39%	1.50% A
Expenses net of all reductions	1.09% A	1.07%	1.20%	1.34%	1.47% A
Net investment income (loss)	(.15)% A	(.15)%	.10%	(.33)%	.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,648	$ 2,729	$ 2,544	$ 2,491	$ 1,936
Portfolio turnover rate	92% A	91%	151%	149%	108% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Investment income per share reflects a special dividend which amounted to $.05 per share. G For the period December 11, 2002 (commencement of operations) to December 31, 2002. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distribution of $.040 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.94	$ 11.64
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	(.65)	.30
Total from investment operations	(.65)	.30
Distributions from net investment income	- H	-
Net asset value, end of period	$ 11.29	$ 11.94
Total Return B, C, D	(5.42)%	2.58%
Ratios to Average Net Assets G
Expenses before reductions	1.05% A	1.16% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	.99% A	.96% A
Net investment income (loss)	(.05)% A	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,494	$ 2,209
Portfolio turnover rate	92% A	91%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Growth Stock Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Growth Stock Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the trust) (referred to in this report as VIP Growth Stock Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,772,979
Unrealized depreciation	(1,676,250)
Net unrealized appreciation (depreciation)	$ 96,729
Cost for federal income tax purposes	$ 27,825,246

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $14,348,324 and $13,326,878, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 1,032
Service Class 2	3,429
$ 4,461

VIP Growth Stock Portfolio

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 8,329
Service Class	680
Serass 2	906
Investor Class	4,158
$ 14,073

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $503 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $44 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.85%	$ 3,835
Service Class	.95%	264
Service Class 2	1.10%	361
Investor Class	1.00%	995
		$ 5,455

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,297 for the period.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 7,399	$ 869
Service Class	-	861
Service Class 2	-	1,148
Investor Class	584	-
Total	$ 7,983	$ 2,878
From net realized gain
Initial Class	$ -	$ 6,088
Service Class	-	6,025
Service Class 2	-	8,035
Total	$ -	$ 20,148

A Distributions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005 A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	143,346	2,058,133	$ 1,737,332	$ 23,884,843
Reinvestment of distributions	611	635	7,399	6,957
Shares redeemed	(377,272)	(327,858)	(4,546,120)	(3,805,050)
Net increase (decrease)	(233,315)	1,730,910	$ (2,801,389)	$ 20,086,750
Service Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	-	629	-	6,886
Shares redeemed	-	-	-	-
Net increase (decrease)	-	629	$ -	$ 6,886
Service Class 2
Shares sold	6,111	-	$ 67,165	$ -
Reinvestment of distributions	-	843	-	9,183
Shares redeemed	(3)	-	(35)	-
Net increase (decrease)	6,108	843	$ 67,130	$ 9,183
Investor Class
Shares sold	289,342	191,316	$ 3,484,898	$ 2,233,004
Reinvestment of distributions	48	-	584	-
Shares redeemed	(76,253)	(6,266)	(916,410)	(73,220)
Net increase (decrease)	213,137	185,050	$ 2,569,072	$ 2,159,784

A Share transactions for Investor Class are for the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

VIP Growth Stock Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Growth Stock Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub-advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non-discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees' counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund's management contract or sub-advisory agreements; (ii) the investment process or strategies employed in the management of the fund's assets; (iii) the nature or level of services provided under the fund's management contract or sub-advisory agreements; (iv) the day-to-day management of the fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessitate prior shareholder approval of the Agreement or result in an assignment and termination of the fund's management contract or sub-advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund's portfolio manager would not change, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's management contract and sub-advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Agreement is fair and reasonable, and that the fund's Agreement should be approved.

Semiannual Report

Semiannual Report

VIP Growth Stock Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPGR-SANN-0806
1.787988.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund IV: Growth Stock Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV: Growth Stock Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006